DEBT INSTRUMENTS IN ISSUE	12 Months Ended
Dec. 31, 2020
DEBT INSTRUMENTS IN ISSUE
DEBT INSTRUMENTS IN ISSUE

NOTE 18. DEBT INSTRUMENTS IN ISSUE

Duly authorized by the authority in each country bonds have been issued as follows:

As of December 31, 2020

Issuer	Currency		Face value(1)	Balance	Rate Range
Bancolombia S.A.	Local	COP	4,125,500	4,159,065	3.37%-10.77%
Bancolombia S.A.(2)	Foreign	USD	2,956,491	9,749,569	0.25%-5.19%
Banistmo S.A. y filiales(3)	Foreign	USD	1,158,763	4,003,076	0.50%-5.00%
Banco Agrícola S.A.(4)	Foreign	USD	212,000	727,116	5.58%-6.41%
Bancolombia Panamá S.A.	Foreign	USD	121,399	426,689	0.40%-3.75%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	16,595	57,955	2.30%-2.65%
Grupo Agromercantil Holding S.A.	Foreign	USD	910	3,123	0.25%-7.25%
Total				19,126,593
(1)	Face value is in US dollar for foreign currency bonds.
(2)	See Note 18.1.
(3)	See Note 18.2.
(4)	See Note 18.3.

As of December 31, 2019

Issuer	Currency		Face value(1)	Balance	Rate Range
Bancolombia S.A.(2)	Local	COP	4,571,386	4,614,044	5.86%-10.27%
Bancolombia S.A.(3)	Foreign	USD	3,311,481	10,668,375	2.15%-6.22%
Banistmo S.A. y filiales	Foreign	USD	749,363	2,473,666	2.65%-5.00%
Banco Agrícola S.A.	Foreign	USD	514,000	1,676,517	5.27%-7.17%
Bancolombia Panamá S.A.	Foreign	USD	140,351	467,837	2.25%-3.70%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	5,471	18,076	2.65%-2.95%
Grupo Agromercantil Holding S.A.	Foreign	USD	915	3,000	0.25%-7.25%
Total				19,921,515
(1)	Face value is in US dollar for foreign currency bonds.
(2)	See Note 18.4.
(3)	See Note 18.5.

The breakdown of the Bank securities in issue by term is as follows:

As of December 31, 2020

	Less than	Between	Between
Issuer	1 year	1 and 3 years	3 and 5 years	Greater than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds(1)	-	-	-	1,216,831	1,216,831
Ordinary bonds	-	-	154,671	2,787,563	2,942,234
Foreign currency
Subordinated bonds(1)	-	-	-	6,659,541	6,659,541
Ordinary bonds	151,992	588,958	284,323	7,282,714	8,307,987
Total	151,992	588,958	438,994	17,946,649	19,126,593
(1)

In the event of default of the Bank, the subordinated bonds, will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.

18.1 Issue of Bancolombia S.A. senior notes.

On January 8, 2020 Bancolombia S.A. announced that Citigroup Global Markets Inc. had commenced a foreign in-the-money tender offer to purchase all of the 5.950% senior notes due 2021 issued by the Bank (the "Notes"), subject to the terms and conditions set forth in the tender offer document ("the Offer").

The Bank redeemed all the remaining Notes that were not purchased in the Offer.

On January 29, 2020, the Bank issued USD 950 million aggregate principal amount of senior notes through an international public offering. The notes have a 5 year maturity and a coupon of 3%, payable semi-annually on January 29 and July 29 of each year, commencing on July 29, 2020.

The Bank used the proceeds to acquire the debt Notes tendered pursuant to Offer and to redeem all of the remaining Notes not purchased in the Offer.

18.2 Issue of Banistmo S.A. ordinary notes.

On July 31, 2020, Banistmo, a subsidiary of the Bancolombia Group in Panama, issued USD 400 million aggregate principal amount of senior notes, with a term of 7 years and a coupon of 4.250%.

18.3 Payment of Banco Agrícola S.A. bonds.

The structured financing transaction of Banco Agrícola for an amount of USD 300,371.1, matured on June 18, 2020, the amount of capital and interest was fully paid.

As of December 31, 2019

Issuer	Less than	Between	Between
	1 year	1 to 3 years	3 to 5 years	Greater than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds(1)	-	-	-	1,216,533	1,216,533
Ordinary bonds	-	-	155,102	3,242,409	3,397,511
Foreign currency
Subordinated bonds(1)	-	-	-	6,925,854	6,925,854
Ordinary bonds	259,503	879,255	261,020	6,981,839	8,381,617
Total	259,503	879,255	416,122	18,366,635	19,921,515
(1)

In the event of default of the Bank, the subordinated bonds, will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.

18.4 Bonds Offering

In July 19, 2019 the Bank announced that it completed the issuance and placement of an offering of bonds in an aggregate principal amount of COP 657,000 in the Segundo Mercado exchange, with a term of 5 years and an interest rate of IBR + 1.60%. The proceeds from the offering will be used to finance sustainability projects including renewable energy, energetic efficiency, cleaner production, social infrastructure, and access to housing, among others, in accordance with international standards contemplated by the Sustainability Bond Guidelines. The IIC (Interamerican Investment Corporation) and the IDB (Interamerican Development Bank), acquired all the bonds in the offering.

18.5 Subordinated Notes Offering

On December 18, 2019, the Bank priced the public offering of USD 550,000 in aggregate principal amount of its Subordinated Notes due December 18, 2029.

The Notes have a 10-year maturity, an optional redemption right on the fifth year and a coupon of 4.625%, payable semi-annually on December 18 and June 18 of each year, beginning on June 18, 2020.

In connection with this subordinated notes offering, to the Bank acquired a portion of its bonds maturing in 2020 and 2022, issued on July 26, 2010 and September 11, 2012 respectively, through a private bond exchange agreement followed by a “Tender Offer”.

In the transaction, the Bank engaged a third party financial entity as a principal, which was responsible for the execution of the transfer and the exchange. In this regard the Bank has recognized as non-extinguishment the modification of the debt instruments in issue corresponding to a portion of the Notes due 2020 and Notes due 2022. Therefore, the Bank recalculated the gross carrying amount of the liability and recognised a modification loss of COP 1,994 in expenses for related interests. The gross carrying amount of the liability was recalculated as the present value of the renegotiated or modified contractual cash flows that are discounted at the liabitity original effective interest rate. Any costs or fees incurred adjust the carrying amount of the modified liability and were amortised over the remaining term of the modified liability.

Giving application to IFRS 9 financial instruments and IFRIC 16 hedges of a net investment in a business abroad, the Bank arranged to cover the exchange rate risk that arises from the date of acquisition of its investment in the subordinate Banistmo S.A, designating bonds issued in foreign currency for USD 2.2 billion, as hedging instruments.

For information related with the disclosures of fair value of the debt securities in issued, see Note 30 Fair value of assets and liabilities.

The following is a schedule of the debt instruments in issue by maturity:

Issuer	December 31, 2020	December 31, 2019
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	1,514,548	3,228,110
More than twelve months after the reporting period	17,612,045	16,693,405
Total	19,126,593	19,921,515

As of December 31, 2020 and 2019, there were no financial covenants linked to the aforementioned securities in issue, except for some financial covenants related to the Banistmo´s social gender private placement bond. None of these obligations were past due.